UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – November 30, 2012

Item 1: Reports to Shareholders

Annual Report | November 30, 2012
Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

> For the 12 months ended November 30, 2012, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.03%, a consequence of the Federal Reserve’s low-interest-rate policy.

> Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 10.43% for Investor Shares and 10.52% for Admiral Shares, outpacing its benchmark index but lagging the average return of peers.

> Investor demand for Pennsylvania state and local government bonds was strong even as issuers struggled to balance their budgets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Pennsylvania Tax-Exempt Money Market Fund.	12
Pennsylvania Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	60
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	0.02%	0.03%	0.03%	0.00%	0.03%
Pennsylvania Tax-Exempt Money Market Funds
Average					0.01
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.12%	3.36%	3.91%	6.52%	10.43%
Admiral™ Shares	2.20	3.49	4.00	6.52	10.52
Barclays PA Municipal Bond Index					10.26
Pennsylvania Municipal Debt Funds Average					11.69

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2011, Through November 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$11.20	$11.93	$0.421	$0.000
Admiral Shares	11.20	11.93	0.430	0.000

Chairman’s Letter

Dear Shareholder,

Vanguard Pennsylvania Long-Term Tax Exempt Fund returned 10.43% for Investor Shares and 10.52% for Admiral Shares for the 12 months ended November 30, 2012. The fund’s result put it slightly ahead of the Barclays Pennsylvania Municipal Bond Index, which posted a return of 10.26%.

The fund remains more conservatively positioned in terms of maturity and credit quality than many of its peers. Although that has proven to be an advantage in more risk-averse times, in the past year it meant that the fund lagged the 11.69% average return of its peer group.

The fund’s performance was strong from a historical perspective, but keep in mind that, for reasons I’ll discuss later in this letter, we anticipate a more challenging environment for both municipal and taxable bond investors in coming years.

The Pennsylvania Tax-Exempt Money Market Fund, meanwhile, returned 0.03% for the period—compared with the 0.01% average return of its peers––as short-term interest rates continued to hover just above zero.

Demand for municipal bonds drove prices higher during the fiscal year, causing yields to decline. (Bond yields and prices move in opposite directions.) The 30-day SEC yield for Investor Shares of the Long-Term Fund fell to 2.12% as of November 30, 2012, from 2.98% a year earlier. The Money Market Fund’s 7-day SEC yield inched up to 0.02% from 0.01% 12 months earlier.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds notched solid results, but challenges lie ahead
The broad U.S. taxable bond market returned more than 5% for the 12 months. Municipal bonds in general performed robustly, with returns of about 10%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

After years of relatively high bond returns, investors shouldn’t be surprised if future results are much more modest. The low yields mean the opportunity for similarly strong returns has diminished.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.51%	5.68%	6.04%
Barclays Municipal Bond Index (Broad tax-exempt market)	10.17	7.13	6.23
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.50

Stocks
Russell 1000 Index (Large-caps)	16.19%	11.63%	1.57%
Russell 2000 Index (Small-caps)	13.09	13.85	2.82
Russell 3000 Index (Broad U.S. market)	15.95	11.80	1.67
MSCI All Country World Index ex USA (International)	11.65	3.41	-3.84

CPI
Consumer Price Index	1.76%	2.10%	1.84%

As it has since late 2008, the Federal Reserve held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts. Shortly after the fiscal year closed, the Fed announced that it would not boost interest rates until unemployment fell to 6.5% or lower, provided the long-term inflation outlook remained around 2% or less.

Based on the Fed’s current economic projections, short-term interest rates are expected to remain near zero into 2015.

Stocks weathered turbulence to record a healthy advance
Global stock markets seesawed through the 12 months ended November 30, ultimately finishing with double-digit gains. U.S. stocks led the way, returning about 16%, followed by European and emerging markets stocks. Stocks in the developed markets of the Pacific region had the smallest return but still rose about 10%.

The gains masked a significant level of apprehension during the period, with investors concerned about U.S. economic growth and the finances of European governments and banks. Worries about Europe, in particular, flared up in the spring and then quieted in the summer. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.17%	—	0.33%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.06

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the funds’ expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.15%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The expense ratio for the Pennsylvania Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

Although investors’ worries have eased, Europe’s financial troubles aren’t resolved. Vanguard economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

As the period drew to a close soon after the U.S. elections, attention to the United States’ considerable budgetary challenges intensified. The near-term focus on the “fiscal cliff” led to unsettling headlines and nervousness in the markets. But it also sparked serious debate about spending and tax policy options, and such attention could prove a first step to a long-term solution that resolves the nation’s fiscal imbalance and opens the way for growth.

Investors’ search for yield helped boost muni returns
The state of Pennsylvania has been struggling with many of the same post-recession economic challenges facing the rest of the country. Although total tax collection for the state has rebounded from recession lows (see the chart on page 7), the pace of growth has been softening in recent quarters.

Total Returns
Ten Years Ended November 30, 2012
Average
Annual Return
Pennsylvania Tax-Exempt Money Market Fund	1.41%
Pennsylvania Tax-Exempt Money Market Funds Average	1.10
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	5.00%
Barclays PA Municipal Bond Index	5.50
Pennsylvania Municipal Debt Funds Average	4.65
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

On the cost side of the budget equation, state and local governments have had little appetite to take on new capital projects. Many of these entities did, however, strengthen their finances by refinancing existing debt at today’s exceptionally low interest rates. The result for the 12-month period was a significant rise in total Pennsylvania tax-exempt bond issuance, but much of it represented refinancing activity.

Despite the financial challenges facing Pennsylvania state and local governments, demand for municipal bonds ran high. Part of the reason was limited net new supply, which the Advisor’s Report discusses in more detail. In addition, muni returns were attractive compared with those of U.S. Treasury bonds. Especially popular with yield-hungry investors were bonds with longer maturities (despite the potential for sharp declines in price should interest rates rise) and lower credit ratings (again, despite the potential for sharp price declines should investors grow more wary of risk).

In this context, the Pennsylvania Long-Term Tax Exempt Fund returned more than 10% for the year because of its substantial holdings in longer-maturity and carefully chosen lower-quality investment-grade bonds. On the other hand, because many of its peers held riskier positions, the fund lagged the average return of its peer group.

In terms of sectors, the long-term fund’s holdings in essential-service bonds performed well. These bonds, which typically finance projects such as water and sewer facilities, benefit from an income stream dedicated to servicing debt and are therefore less affected by the economic cycle or fluctuations in general tax revenues. We also sought to add select health care and education bonds.

Over the decade, the funds have surpassed their peers
As I mentioned in our semiannual report to you, in March we changed the Pennsylvania Long-Term Tax-Exempt Fund’s benchmark from a national index to a state-specific one. For the ten years ended November 30, 2012, the fund’s average annual return of 5.00% trailed the 5.50% return of its new benchmark.

Although we keep an eye on benchmark indexes, our most important measure of relative success is how a fund performs in the long term compared with peers operating in the same market. Over the past ten years, both the Long-Term Fund and the Money Market Fund have delivered superior performance: The average annual return of the bond fund of 5.00% compares with the average 4.65% return of its peers; the money market fund returned 1.41% a year on average, compared with the peers’ 1.10%. The results reflect the skilled management of their investment advisor, Vanguard Fixed Income Group. The funds’ low costs helped as well.

Tune out the “noise”— always a good practice
Municipal bonds have been making headlines periodically since the financial crisis, with a handful of issuers filing for bankruptcy protection. But headlines can be flashier than the underlying reality. Such defaults aren’t necessarily unusual, but they represent only a tiny fraction of the dollar amount of the overall muni market (and they typically occur among the types of bonds we steer away from).

Moreover, state and municipal debt burdens remain manageable relative to the size of their economies—and the last thing issuers want is to default and have the door to the muni market closed to them by investors shunning future bond issues.

At Vanguard, our seasoned team of credit analysts continually monitors the underlying realities of the municipal market, independent of the hubbub generated by instant reactions to events or ratings assigned by credit rating agencies. Our analysts conduct in-depth reviews of securities we’re

Investment insight
An unclear tax collection picture keeps state issuers cautious
After a steep falloff associated with the financial crisis, tax revenue for the states rebounded. Tax collections for the states as a whole and for Pennsylvania have been rising since then, but the pace of recovery has slowed recently. The difficult revenue picture has generally produced “austerity” budgets, and state governments have become very selective in the bonds they issue to finance expenditures for capital improvements and general spending.

Year-over-year percentage change (rolling four quarters) in tax collections considering purchasing, and they keep an eye on changes in the credit quality of those already in our portfolios.

Returns from bonds, both municipal and taxable, have been impressive of late. But, as I mentioned earlier, with current interest rates at very low levels, we anticipate that future bond returns will be lower. I point this out to help set realistic expectations—not to encourage you to abandon a sensible bond allocation. Bonds have an important role to play in a portfolio because of the diversification benefits they provide.

Stepping back from the latest headlines or the latest returns and gaining some perspective before making a decision is a good practice for any investor, for any investment, in any environment.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 18, 2012

Advisor’s Report

For the fiscal year ended November 30, 2012, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.03%, compared with an average 0.01% return for peer-group funds. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 10.43% for Investor Shares and 10.52% for Admiral Shares. The Long-Term Fund outpaced its benchmark—the Barclays Pennsylvania Municipal Bond Index, which returned 10.26%—but lagged the 11.69% average return of its peers.

The investment environment
The period was marked by another round of untraditional Federal Reserve strategies aimed at lowering interest rates and spurring economic growth. Shortly before the fiscal year began, the Fed launched “Operation Twist,” a Treasury bond-buying program intended to reduce longer-term interest rates. The program was extended during the year, and the Fed added another bond-buying program that is aimed at lowering mortgage rates. (Throughout the period, the Fed maintained its three-year-old policy that has kept short-term yields, including those of securities purchased by the Pennsylvania Tax-Exempt Money Market Fund, anchored at historic lows.)

Then, shortly after the fiscal year ended, the central bank said that it would tie its monetary program to specific levels of

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2011	2012
2 years	0.42%	0.30%
5 years	1.12	0.64
10 years	2.22	1.47
30 years	3.84	2.47

employment improvement—an announce-ment aimed at making Fed decisions more transparent than they had been historically.

In addition to lowering longer-term yields generally, the impact of the Fed’s policies can be seen in the “flattening” of the yield curve, which is the spectrum of yields from lowest to highest. For example, yields of 30-year municipal bonds declined during the fiscal year by 1.37 percentage points to 2.47%, while those of 10-year bonds fell by 0.75 percentage point to 1.47%. The slide in yields helped boost bond prices and returns (prices and yields move in opposite directions).

Pennsylvania state and local governments have been taking advantage of the lower interest rates to issue refunding bonds, designed to reduce debt costs. Nationally, although about 20% more bonds were issued in fiscal 2012 than during our previous fiscal year (in Pennsylvania the increase was higher, at 24%), about 60% of these were earmarked for refunding, the highest ratio in at least 15 years.By contrast, bonds to finance new and upgraded infrastructure projects were issued more selectively by Pennsylvania and other states as they wrestled with the effect on their budgets of the recession’s continuing legacy.

State and local governments typically lag in recovering from recessions, as taxes from revived levels of income begin percolating through the system. But the depth of the Great Recession, the tribulations of the housing market, and the weaker-than-hoped-for pace of the national economic recovery have made the lag even longer for many.

This has been the case for Pennsylvania. Overall, however, the state has been recovering from its 2009 economic low point at a pace similar to that of the nation as a whole, according to an index of state economic conditions published by the Federal Reserve Bank of Philadelphia. Pennsylvania’s economy grew by about 7.4% over the 12 months through November 2012.

In a development that could boost local revenues, Harrisburg legislators enacted a bill that allows counties to levy fees on natural gas wells in the state’s Marcellus Shale region. Extracting natural gas through hydraulic fracturing or “fracking,” however, is a sensitive issue because the economic benefits are accompanied by potential environmental risks.

Management of the funds
The strength of the Pennsylvania municipal bond market during the 12 months under review stemmed from several factors. The decline in yields, as we mentioned, helped boost prices and fund returns. So did a shortage of new issues compared with the supply of maturing bonds and other redemptions. Such a period of “net negative supply” made it challenging for us to execute our strategy, given how selective we are in the bonds that we add to our portfolios.

The reduced supply met strong demand from investors. In a scramble for yield as the Fed continued pushing rates down-ward, many favored longer-term and lower-rated bonds, which carry higher yields as compensation for their greater interest rate and credit risks. The relative valuation of municipal bonds was also attractive. Yields of 10-year munis, for example, stood roughly on a par with those of Treasuries of the same maturity; historically, their average annual yield has been about 85% of what comparable Treasuries yielded. Uncertainty about government tax policy also whetted investor demand.

Through careful bond selection—the product of a team effort by portfolio managers, traders, and credit analysts—the fund surpassed its benchmark index. (The role of credit analysts, always important at Vanguard, has taken on added significance as state and local governments have struggled in the aftermath of the recession.) We often found the best value among select longer-term bonds. We increased our holdings of mid-investment-grade, A-rated bonds as well, by redeploying assets from bonds of both higher and lower credit quality.

During the year, one of our largest purchases came from Pennsylvania’s successful $2.5 billion debt sale on its unemployment insurance program. Unemployment-insurance bonds are typically sold by states to replace higher-interest borrowings from the federal government to cover unemployment benefits during the recession.

John M. Carbone, Principal, Portfolio Manager

James M. D’Arcy, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

December 20, 2012

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2012

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	27 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2002, Through November 30, 2012
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pennsylvania Tax-Exempt Money
Market Fund	0.03%	0.62%	1.41%	$11,508
Pennsylvania Tax-Exempt Money
•••••••• Market Funds Average	0.01	0.43	1.10	11,153
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2002, Through November 30, 2012
		PA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2003	0.91%	0.56%
2004	1.05	0.60
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01

7-day SEC yield (11/30/2012): 0.02%
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.02%	0.74%	1.44%

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
Pennsylvania (99.1%)
Allegheny County PA GO VRDO	0.180%	12/7/12 LOC	14,455	14,455
Allegheny County PA GO VRDO	0.180%	12/7/12 LOC	32,290	32,290
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University) VRDO	0.160%	12/3/12	89,520	89,520
Allegheny County PA Higher Education
Building Authority University Revenue
(Point Park University) VRDO	0.170%	12/7/12 LOC	5,400	5,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.160%	12/7/12 LOC	7,000	7,000
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.170%	12/7/12	68,595	68,595
Allegheny County PA Industrial Development
Authority Health Care Revenue
(Vincentian Collaborative System) VRDO	0.170%	12/7/12 LOC	7,725	7,725
1 Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) TOB VRDO	0.190%	12/7/12	9,995	9,995
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.170%	12/3/12 LOC	23,510	23,510
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.180%	12/7/12 LOC	10,000	10,000
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.160%	12/7/12 LOC	97,195	97,195
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.190%	12/7/12	11,700	11,700
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.190%	12/7/12 LOC	8,790	8,790

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.220%	12/7/12	9,750	9,750
1 Bethlehem PA Area School District GO TOB VRDO	0.160%	12/7/12 LOC	8,985	8,985
Bucks County PA GO	2.000%	6/1/13	1,315	1,327
Bucks County PA Industrial Development
Authority Hospital Revenue
(Grand View Hospital) VRDO	0.150%	12/7/12 LOC	15,050	15,050
Bucks County PA Industrial Development
Authority Revenue
(Pennswood Village Project) VRDO	0.230%	12/7/12 LOC	8,255	8,255
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.170%	12/7/12 LOC	10,800	10,800
Cambria County PA Industrial Development
Authority Revenue
(American National Red Cross) VRDO	0.170%	12/7/12 LOC	5,775	5,775
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB VRDO	0.160%	12/7/12 LOC	15,495	15,495
ChesterCounty PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) VRDO	0.160%	12/7/12 LOC	10,000	10,000
ChesterCounty PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) VRDO	0.160%	12/7/12 LOC	36,485	36,485
1 ChesterCounty PA Industrial Development
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.210%	12/7/12 (13)	15,935	15,935
Cumberland County PA Municipal Authority
Retirement Community Revenue
(Wesley Affiliated Services, Inc. Obligated Group)	7.125%	1/1/13 (Prere.)	1,500	1,524
Cumberland County PA Municipal Authority
Retirement Community Revenue
(Wesley Affiliated Services, Inc. Obligated Group)	7.250%	1/1/13 (Prere.)	7,360	7,477
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated Group)
VRDO	0.180%	12/7/12 LOC	9,940	9,940
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.150%	12/7/12	29,545	29,545
Delaware County PA GO	5.000%	10/1/13	2,900	3,015
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.160%	12/3/12	28,400	28,400
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.210%	12/7/12 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.180%	12/7/12	16,500	16,500
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.180%	12/7/12	14,600	14,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.180%	12/7/12	2,600	2,600

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	12/7/12 LOC	40,440	40,440
Dover PA Area School District GO	5.375%	4/1/13 (Prere.)	1,000	1,017
1 Downingtown PA Area School District GO
TOB VRDO	0.160%	12/7/12	8,200	8,200
Emmaus PA General Authority Revenue VRDO	0.170%	12/7/12 LOC	81,600	81,600
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	3,800	3,800
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	5,300	5,300
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	2,600	2,600
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	13,400	13,400
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	7,000	7,000
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	4,300	4,300
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	4,485	4,485
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	15,500	15,500
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	3,700	3,700
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	1,100	1,100
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	4,800	4,800
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.130%	12/3/12	2,600	2,600
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.170%	12/3/12	11,500	11,500
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.170%	12/7/12	3,500	3,500
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.170%	12/7/12	5,650	5,650
Haverford Township PA School District GO VRDO	0.170%	12/7/12 LOC	5,000	5,000
1 Hempfield PA School District GO TOB VRDO	0.160%	12/7/12 LOC	5,000	5,000
Lehigh County PA General Purpose Authority
Hospital Revenue (Saint Luke’s Hospital
of Bethlehem)	5.375%	8/15/13 (Prere.)	1,000	1,036
Lehigh County PA General Purpose Authority
University Revenue (DeSales University Project)	5.125%	12/15/12 (Prere.)	5,000	5,009
Lower Merion PA School District GO	5.000%	5/15/13 (Prere.)	5,000	5,109
Lower Merion PA School District GO VRDO	0.150%	12/7/12 LOC	6,000	6,000
Lower Merion PA School District GO VRDO	0.150%	12/7/12 LOC	23,565	23,565
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB VRDO	0.220%	12/7/12 (13)	5,000	5,000
1 Manheim Township PA School District GO
TOB VRDO	0.160%	12/7/12 LOC	7,135	7,135
Montgomery County PA GO	3.000%	10/1/13	2,000	2,046
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central School
Project) VRDO	0.180%	12/7/12 LOC	2,615	2,615
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central School
Project) VRDO	0.180%	12/7/12 LOC	6,150	6,150

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Montgomery County PA TRAN	1.500%	12/31/12	25,000	25,028
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.190%	12/7/12 LOC	52,325	52,325
Norristown PA Area School District GO	5.000%	3/1/13 (Prere.)	1,125	1,139
North Pocono PA School District GO	5.000%	3/15/13 (Prere.)	10,000	10,136
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.190%	12/7/12	17,580	17,580
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.160%	12/7/12 LOC	11,355	11,355
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.150%	12/7/12	1,800	1,800
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.160%	12/7/12	3,700	3,700
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.280%	12/7/12 LOC	25,000	25,000
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) TOB VRDO	0.190%	12/7/12 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PSEG Power LLC Project) VRDO	0.160%	12/7/12 LOC	27,600	27,600
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(York Water Co. Project) VRDO	0.190%	12/7/12 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	1.000%	7/1/13	97,375	97,840
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.160%	12/7/12 LOC	10,000	10,000
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.170%	12/7/12 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.240%	12/7/12	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Waste Management) TOB VRDO	0.190%	12/7/12	9,995	9,995
Pennsylvania GO	5.000%	1/1/13	1,085	1,089
Pennsylvania GO	5.000%	1/1/13 (Prere.)	20,000	20,081
Pennsylvania GO	5.000%	1/1/13 (Prere.)	1,530	1,536
Pennsylvania GO	5.000%	1/1/13 (Prere.)	2,325	2,334
Pennsylvania GO	5.000%	1/1/13 (Prere.)	5,000	5,020
Pennsylvania GO	5.500%	1/1/13	7,020	7,051
Pennsylvania GO	5.250%	2/1/13	2,500	2,521
Pennsylvania GO	5.500%	2/1/13	1,100	1,110
Pennsylvania GO	5.000%	2/15/13	14,125	14,265
Pennsylvania GO	5.000%	4/15/13	4,850	4,937
Pennsylvania GO	5.000%	5/1/13	12,740	12,996

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.500%	6/1/13	1,350	1,386
Pennsylvania GO	3.000%	7/1/13	5,600	5,692
Pennsylvania GO	5.000%	8/1/13	4,000	4,128
Pennsylvania GO	5.000%	9/1/13	1,200	1,243
Pennsylvania GO	5.000%	11/1/13	7,445	7,771
Pennsylvania GO	4.000%	11/15/13	1,000	1,036
1 Pennsylvania GO TOB VRDO	0.180%	12/3/12	20,950	20,950
1 Pennsylvania GO TOB VRDO	0.160%	12/7/12	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.160%	12/7/12	11,465	11,465
1 Pennsylvania GO TOB VRDO	0.170%	12/7/12	2,200	2,200
1 Pennsylvania GO TOB VRDO	0.170%	12/7/12	9,820	9,820
1 Pennsylvania GO TOB VRDO	0.190%	12/7/12	19,505	19,505
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)
TOB VRDO	0.190%	12/7/12 LOC	16,370	16,370
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.190%	12/3/12 LOC	3,305	3,305
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.180%	12/7/12 LOC	5,755	5,755
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.180%	12/7/12 LOC	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
VRDO	0.160%	12/7/12 LOC	45,825	45,825
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.150%	12/7/12 LOC	1,650	1,650
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.500%	5/1/13 (Prere.)	6,680	6,827
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)
VRDO	0.170%	12/7/12 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	1/1/13 (Prere.)	3,390	3,404
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)
VRDO	0.170%	12/7/12 LOC	14,800	14,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)
VRDO	0.170%	12/7/12 LOC	2,000	2,000
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.190%	12/7/12	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.150%	12/7/12	65,855	65,855
1 Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue TOB VRDO	0.170%	12/7/12	3,320	3,320
1 Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue TOB VRDO	0.220%	12/7/12	4,835	4,835
1 Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue TOB VRDO	0.260%	12/7/12	6,045	6,045

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.180%	12/7/12	16,000	16,000
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.180%	12/7/12	21,160	21,160
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.180%	12/7/12	22,715	22,715
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.180%	12/7/12	8,270	8,270
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.180%	12/7/12	26,040	26,040
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.170%	12/3/12 LOC	5,000	5,000
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	5,425	5,565
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program) TOB VRDO	0.170%	12/7/12	5,050	5,050
Pennsylvania State University Revenue PUT	0.220%	6/1/13	40,000	40,000
1 Pennsylvania State University Revenue
TOB VRDO	0.170%	12/7/12	6,095	6,095
1 Pennsylvania State University Revenue
TOB VRDO	0.170%	12/7/12	5,500	5,500
1 Pennsylvania State University Revenue
TOB VRDO	0.240%	12/7/12 LOC	25,750	25,750
2 Pennsylvania Turnpike Commission Revenue	0.210%	12/1/12	8,725	8,725
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.160%	12/7/12 LOC	14,940	14,940
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.180%	12/7/12	12,530	12,530
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.190%	12/7/12	5,195	5,195
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.190%	12/7/12 LOC	9,920	9,920
PhiladelphiaPA Airport Revenue VRDO	0.170%	12/7/12 LOC	9,500	9,500
PhiladelphiaPA Airport Revenue VRDO	0.170%	12/7/12 LOC	19,250	19,250
PhiladelphiaPA Authority for Industrial
Development Educational Facilities Revenue
(Chestnut Hill College Project) VRDO	0.180%	12/7/12 LOC	4,200	4,200
1 PhiladelphiaPA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.220%	12/7/12 LOC	3,600	3,600
PhiladelphiaPA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.160%	12/7/12	11,000	11,000
PhiladelphiaPA Gas Works Revenue VRDO	0.160%	12/7/12 LOC	7,220	7,220
PhiladelphiaPA Gas Works Revenue VRDO	0.160%	12/7/12 LOC	46,000	46,000
PhiladelphiaPA GO VRDO	0.150%	12/7/12 LOC	11,700	11,700
1 PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) TOB VRDO	0.170%	12/7/12	4,765	4,765
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.180%	12/3/12	6,500	6,500

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.180%	12/3/12	3,500	3,500
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.180%	12/3/12	1,760	1,760
PhiladelphiaPA Industrial Development Authority
Lease Revenue VRDO	0.150%	12/7/12 LOC	19,000	19,000
PhiladelphiaPA Industrial Development Authority
Lease Revenue VRDO	0.170%	12/7/12 LOC	28,075	28,075
PhiladelphiaPA Industrial Development Authority
Revenue (William Penn Charter School) VRDO	0.180%	12/7/12 LOC	4,600	4,600
PhiladelphiaPA School District GO VRDO	0.150%	12/7/12 LOC	2,200	2,200
PhiladelphiaPA School District GO VRDO	0.160%	12/7/12 LOC	8,925	8,925
1 PhiladelphiaPA Water & Waste Water Revenue
TOB VRDO	0.170%	12/7/12 (13)	45,210	45,210
1 PhiladelphiaPA Water & Waste Water Revenue
TOB VRDO	0.190%	12/7/12 LOC	6,855	6,855
PhiladelphiaPA Water & Waste Water Revenue
VRDO	0.140%	12/7/12 LOC	10,585	10,585
Ridley PA School District GO VRDO	0.170%	12/7/12 LOC	9,485	9,485
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.170%	12/7/12 LOC	17,770	17,770
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.170%	12/7/12	9,970	9,970
Southeastern Pennsylvania Transportation
Authority Revenue VRDO	0.160%	12/3/12 LOC	22,965	22,965
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.180%	12/7/12	16,500	16,500
State Public School Building Authority
Pennsylvania School Revenue (North Allegheny
School District Project) VRDO	0.160%	12/7/12	18,130	18,130
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation BAN	1.250%	12/12/12	70,065	70,087
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.160%	12/7/12	4,500	4,500
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/2/13	20,000	20,209
University of Pittsburgh PA Revenue CP	0.170%	12/6/12	17,670	17,670
University of Pittsburgh PA Revenue CP	0.170%	12/7/12	25,000	25,000
University of Pittsburgh PA Revenue CP	0.200%	1/2/13	20,000	20,000
University of Pittsburgh PA Revenue CP	0.200%	2/5/13	8,950	8,950
1 University of Pittsburgh PA Revenue TOB VRDO	0.190%	12/7/12	5,395	5,395
Upper Merion PA Area School District GO	5.250%	2/15/13 (Prere.)	1,000	1,010
Washington County PA Hospital Authority
Revenue (Washington Hospital Project) VRDO	0.180%	12/7/12 LOC	8,235	8,235
Westmoreland County PA Industrial Development
Authority Revenue (White Consolidated
Industries, Inc. Project) PUT	0.275%	12/1/12 LOC	6,940	6,940

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wilkes-Barre PA Finance Authority College
	Revenue (King’s College Project) VRDO	0.180%	12/7/12 LOC	10,080	10,080
	Wilson PA School District GO	1.250%	5/15/13	3,705	3,721
	York County PA Industrial Development Authority
	Revenue (Crescent Industries Inc. Project) VRDO	0.280%	12/7/12 LOC	3,360	3,360
					2,451,097
Puerto Rico (1.4%)
	Puerto Rico Electric Power Authority Revenue	5.125%	7/1/13 (Prere.)	5,265	5,416
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.160%	12/7/12	8,250	8,250
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.160%	12/7/12	20,934	20,933
					34,599
Total Tax-Exempt Municipal Bonds (Cost $2,485,696)					2,485,696
Other Assets and Liabilities (-0.5%)
Other Assets					19,857
Liabilities					(31,754)
					(11,897)
Net Assets (100%)
Applicable to 2,473,754,713 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,473,799
Net Asset Value Per Share					$1.00

At November 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,473,823
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(24)
Net Assets	2,473,799

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $676,228,000, representing 27.3% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2012
($000)
Investment Income
Income
Interest	4,505
Total Income	4,505
Expenses
The Vanguard Group—Note B
Investment Advisory Services	436
Management and Administrative	2,848
Marketing and Distribution	743
Custodian Fees	33
Auditing Fees	23
Shareholders’ Reports	18
Trustees’ Fees and Expenses	2
Total Expenses	4,103
Expense Reduction—Note B	(298)
Net Expenses	3,805
Net Investment Income	700
Realized Net Gain (Loss) on Investment Securities Sold	115
Net Increase (Decrease) in Net Assets Resulting from Operations	815

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	700	1,829
Realized Net Gain (Loss)	115	7
Net Increase (Decrease) in Net Assets Resulting from Operations	815	1,836
Distributions
Net Investment Income	(700)	(1,829)
Realized Capital Gain	—	—
Total Distributions	(700)	(1,829)
Capital Share Transactions (at $1.00)
Issued	1,561,173	1,849,724
Issued in Lieu of Cash Distributions	679	1,767
Redeemed	(1,736,971)	(2,209,660)
Net Increase (Decrease) from Capital Share Transactions	(175,119)	(358,169)
Total Increase (Decrease)	(175,004)	(358,162)
Net Assets
Beginning of Period	2,648,803	3,006,965
End of Period	2,473,799	2,648,803

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.001	.005	.024
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0003	.001	.001	.005	.024
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.001)	(.005)	(.024)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.001)	(.005)	(.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.03%	0.06%	0.12%	0.50%	2.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,474	$2,649	$3,007	$3,328	$3,867
Ratio of Expenses to
Average Net Assets	0.15%[2]	0.16%[2]	0.17%	0.17%[3]	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.06%	0.12%	0.51%	2.39%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2012 and 0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2012, the fund had contributed capital of $347,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2012, Vanguard’s expenses were reduced by $298,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Tax-Exempt Money Market Fund

At November 30, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.12%	2.20%

Financial Attributes
		Barclays
		PA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	523	1,514	46,378
Yield to Maturity
(before expenses)	2.2%	2.1%	1.9%
Average Coupon	4.7%	4.9%	4.9%
Average Duration	5.9 years	6.5 years	6.1 years
Average Effective
Maturity	5.9 years	5.9 years	5.8 years
Short-Term
Reserves	4.0%	—	—

.

Volatility Measures
		Barclays
	Barclays PA	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.99	0.99
Beta	1.02	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity (% of
portfolio)
Under 1 Year	5.9%
1 - 3 Years	11.7
3 - 5 Years	21.0
5 - 10 Years	57.9
10 - 20 Years	3.4
20 - 30 Years	0.1

Distribution by Credit Quality (% of portfolio)
AAA	3.4%
AA	55.1
A	30.2
BBB	9.9
BB	0.3
Not Rated	1.1

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2002, Through November 30, 2012
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended November 30, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Pennsylvania Long-Term Tax-Exempt
	Fund Investor Shares	10.43%	5.56%	5.00%	$16,288
••••••••	Barclays PA Municipal Bond Index	10.26	6.34	5.50	17,080
– – – –	Pennsylvania Municipal Debt Funds
	Average	11.69	5.46	4.65	15,758
	Barclays Municipal Bond Index	10.17	6.23	5.45	17,005
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund
Admiral Shares	10.52%	5.64%	5.08%	$82,030
Barclays Municipal Bond Index	10.17	6.23	5.45	85,027

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2002, Through November 30, 2012
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.62%	2.68%	7.30%	6.71%
2004	4.59	-1.27	3.32	3.83
2005	4.54	-1.44	3.10	3.68
2006	4.72	1.58	6.30	5.77
2007	4.50	-2.20	2.30	3.40
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	8.15%	5.31%	4.40%	0.11%	4.51%
Admiral Shares	5/14/2001	8.24	5.39	4.48	0.11	4.59

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (98.3%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,625
Allegheny County PA GO	5.000%	11/1/22	2,425	2,945
Allegheny County PA GO	5.000%	11/1/23	2,570	3,109
Allegheny County PA GO	5.000%	11/1/27	2,575	3,000
Allegheny County PA GO	5.000%	11/1/29	4,000	4,539
Allegheny County PA GO	5.000%	12/1/34	3,600	4,178
Allegheny County PA GO	5.000%	12/1/37	8,500	9,769
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/24	6,750	8,499
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University) VRDO	0.160%	12/3/12	11,900	11,900
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,862
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/35	1,000	1,100
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.250%	3/1/26	4,005	4,691
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/28	1,940	2,289
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,700	2,000
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	770	904
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,603
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	25,000	26,923

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/15	2,000	2,210
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	7,000	8,363
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,417
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.930%	2/1/21	5,000	5,002
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,787
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	6,386
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	12,905
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,615
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.030%	2/1/37	3,000	2,781
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	12,390
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	9,145
Allegheny County PA Sanitation Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	12,369
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/19 (4)	3,250	3,911
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,621
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,847
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	4,139
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	13,088
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/29	250	279
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/35	7,880	8,616
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	9,620	10,424
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,667
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,728
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,102

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,916
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,311
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	15,000	15,051
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,337
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,208
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,480
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,072
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical
Center Project)	5.700%	10/1/14 (14)	1,670	1,746
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,120
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,425
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	5,725	6,522
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	10,000	11,341
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	6,480	6,893
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	14,721
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,109
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,403
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,378
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	4,118
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.170%	12/7/12 LOC	1,640	1,640
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,000	1,285
Catholic Health East Pennsylvania Health
Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,285
Catholic Health East Pennsylvania Health
Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,537
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.000%	12/1/31	840	967
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,000	8,433
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,492
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	7,394
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	7,168
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	9,675	10,860
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	2,250	2,791

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	5,000	5,537
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	6,582
ChambersburgPA Area School District GO	5.250%	3/1/29 (14)	3,805	4,185
ChambersburgPA Area School District GO	5.250%	2/1/37	2,535	2,958
ChesterCounty PA GO	5.000%	7/15/26	4,345	5,066
ChesterCounty PA GO	5.000%	7/15/27	5,000	5,830
ChesterCounty PA GO	5.000%	11/15/30	3,740	4,691
ChesterCounty PA GO	5.000%	11/15/31	2,350	2,930
ChesterCounty PA GO	5.000%	11/15/32	3,990	5,037
ChesterCounty PA GO	5.000%	11/15/32	1,000	1,240
ChesterCounty PA GO	5.000%	11/15/33	4,000	5,021
ChesterCounty PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,207
ChesterCounty PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	701
ChesterCounty PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	848
ChesterCounty PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,715
ChesterCounty PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,118
ChesterCounty PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	34,576
ChesterCounty PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,965
ChesterCounty PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,110
ChesterCounty PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,745
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,105
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,474
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,203
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,918
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/27	2,700	2,861
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	6.375%	1/1/39	2,000	2,261
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	1,510	1,789
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,306
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	2,605	2,991
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	6,026
Dauphin County PA General Authority
Health System Revenue
(Pinnacle Health System Project)	6.000%	6/1/36	15,000	17,258

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority
Health System Revenue
(Pinnacle Health System Project)	5.000%	6/1/42	21,350	23,503
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital Project)	5.500%	7/1/13 (ETM)	1,105	1,133
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	5,075
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,408
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,172
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,162
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	706
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.160%	12/3/12	8,400	8,400
Delaware County PA Industrial Development
Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	13,000	13,001
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/15 (Prere.)	2,020	2,270
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/15 (Prere.)	1,920	2,158
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/15 (Prere.)	1,825	2,051
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/15 (Prere.)	1,735	1,950
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/15 (Prere.)	1,645	1,849
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	6,071
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,499
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	630
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,482
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,352
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,371
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,516
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	12/7/12 LOC	9,070	9,070
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/20 (12)	5,060	5,651
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/21 (12)	3,000	3,334
Doylestown PA Hospital Authority
Hospital Revenue	5.000%	7/1/22 (12)	3,455	3,803

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	8,053
Emmaus PA General Authority Revenue VRDO	0.180%	12/7/12 LOC	5,000	5,000
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,217
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,431
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,103
Franklin County PA Industrial
Development Authority Revenue
(Chambersburg Hospital Project)	5.375%	7/1/42	17,500	19,546
Geisinger Health System Authority of
Pennsylvania Revenue
(Penn State Geisinger Health System)	5.125%	6/1/34	5,000	5,668
Geisinger Health System Authority of
Pennsylvania Revenue
(Penn State Geisinger Health System)	5.250%	6/1/39	20,735	23,499
Geisinger Health System Authority of
Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	0.170%	12/3/12	1,100	1,100
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.170%	12/7/12	1,725	1,725
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	3,124
Hampden Township PA GO	5.000%	5/15/31	1,060	1,268
Hampden Township PA GO	5.000%	5/15/37	1,660	1,937
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	19,539
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,080
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,042
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,659
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,870
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,502
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,037
Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,177
Kiski PA Area School District GO	4.000%	3/1/23 (4)	1,875	2,177
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,984
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,042
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,273
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,263
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,246
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,215
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	900
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,811
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/26	4,955	5,561
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/36	12,370	13,655
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	7/1/42	6,000	6,861
Lancaster County PA Hospital Authority Revenue
(Masonic Homes Project) VRDO	0.190%	12/3/12 LOC	1,000	1,000
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/22	1,135	1,268

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	3,087
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,505
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	1,995	2,008
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	10,615
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	7.000%	7/1/16 (14)	2,775	3,098
2 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	4.000%	7/1/33	7,000	7,312
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/35 (4)	10,000	10,987
Lehigh County PA Industrial Development
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,516
Lower Merion PA School District GO	5.000%	9/1/28	7,845	9,079
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,974
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,772
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	6,155
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,500
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,347
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	6,096
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,388
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,422
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	638
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,966
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,903
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,210
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,361
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	400
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,117
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	3,147
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,188
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,788
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/20	1,000	1,221

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/21	1,400	1,726
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,797
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	6,240	7,143
Montgomery County PA GO	5.000%	10/15/28	13,235	14,997
Montgomery County PA GO	5.000%	10/15/31	6,450	7,309
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,000	5,668
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	12,000	13,896
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/33	13,545	15,132
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,386
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,349
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,518
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Jefferson Health System)	5.000%	10/1/41	6,000	6,808
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	7,211
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,878
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,604
Montgomery County PA Industrial Development
Authority Revenue
(New Regional Medical Center Project)	5.250%	8/1/33	7,000	8,218
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	16,906
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,065	1,235
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,589
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/24	1,070	1,267
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/25	1,290	1,519
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	7,217
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	9,373
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	6,558
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,424
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/23	1,250	1,415

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/24	1,020	1,153
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.375%	8/15/28	6,675	7,434
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,778
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/40	5,100	5,632
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	5.000%	11/15/39	2,595	2,928
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,437
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,339
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,882
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project)	7.000%	7/15/39	7,000	8,474
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,718
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,713
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,615
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	8,266
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/22	8,000	9,418
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/23	13,000	14,631
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	7/1/23	3,750	4,161
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	7/1/23	2,000	2,182
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,939
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,259
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,808

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	10,240
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,421
Pennsylvania GO	5.000%	2/15/14	4,930	5,208
Pennsylvania GO	5.250%	7/1/15	15,000	16,845
Pennsylvania GO	5.000%	2/15/16	16,000	18,257
Pennsylvania GO	5.000%	4/15/16	13,000	14,924
Pennsylvania GO	5.000%	8/1/16	5,000	5,799
Pennsylvania GO	5.000%	7/1/17	16,000	19,072
Pennsylvania GO	5.375%	7/1/17	2,800	3,385
Pennsylvania GO	5.000%	8/1/17	10,000	11,950
Pennsylvania GO	5.000%	2/15/18	12,745	15,459
Pennsylvania GO	5.000%	5/1/18	20,000	24,399
Pennsylvania GO	5.000%	5/1/19	18,520	23,120
Pennsylvania GO	5.000%	7/1/19	31,900	39,968
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	12,659
Pennsylvania GO	5.000%	7/1/20	7,225	9,210
Pennsylvania GO	5.000%	11/15/20	8,740	11,214
Pennsylvania GO	5.000%	6/1/21	8,000	10,317
Pennsylvania GO	5.375%	7/1/21	16,000	21,159
Pennsylvania GO	5.000%	7/1/22	10,000	13,011
Pennsylvania GO	5.000%	6/1/23	11,575	14,880
Pennsylvania GO	5.000%	11/15/24	16,870	21,264
Pennsylvania GO	5.000%	11/15/25	18,740	23,511
Pennsylvania GO	5.000%	6/1/26	10,000	12,650
Pennsylvania GO	5.000%	11/15/26	6,705	8,385
Pennsylvania GO	5.000%	6/1/27	10,000	12,610
Pennsylvania GO	5.000%	6/1/28	10,000	12,565
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/20	595	682
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/21	1,245	1,429
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/27	1,250	1,398
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/42	535	569
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	15,083
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,744
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,508
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,437
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,289
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,179

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,472
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,579
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.150%	12/7/12 LOC	15,710	15,710
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.691%	7/1/17 (10)	4,430	4,337
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,357
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	551
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	10,226
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,885
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,880
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,399
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,960
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,427
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,460
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.180%	12/7/12 LOC	1,900	1,900
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,245
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	3,441
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,539
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	3,150	3,546
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,588
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	6,482
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	1,000	1,119
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	700	770
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	2,000	2,171
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/31 (10)	10,260	10,791
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/37 (10)	3,500	3,592

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,548
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	7,270	8,222
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,767
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	14,278
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,500	8,773
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	7,272
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.375%	1/1/13 (Prere.)	4,435	4,455
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/20	300	364
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/22	300	369
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	9,934
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	1,135
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/42	1,300	1,499
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/23	1,130	1,395
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,285	1,570
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	3,390	4,131
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,942
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	2,260	2,732
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/41	9,400	11,050
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,499
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	3,035
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,614
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,581

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,362
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,814
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	11,630	13,312
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,647
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,508
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/25 (12)	2,285	2,628
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/27 (12)	1,800	2,051
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/37 (12)	5,745	6,479
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,337
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,413
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,256
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,075
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,174
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	3,213
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,642
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.125%	10/1/25	1,500	1,618
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	5.000%	10/1/25	2,000	2,211
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.500%	10/1/30	1,500	1,621
2 Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	3.300%	10/1/32	3,525	3,560
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.750%	10/1/39	3,285	3,350
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,105
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.000%	7/1/21	3,000	3,753
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.500%	7/1/23	17,530	21,319
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/20	6,000	7,598

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/21	2,000	2,498
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,984
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,836
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	19,748
Pennsylvania State University Revenue	5.250%	8/15/18	1,200	1,475
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,094
Pennsylvania State University Revenue	5.000%	3/1/20	1,930	2,351
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,489
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,387
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,630
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,367
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,333
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,430
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	7,228
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,611
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,168
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,760
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	8,141
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,765
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,676
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/41	1,000	1,157
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,285
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,532
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,399
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	0.000%	12/1/37	2,000	716
3 Pennsylvania Turnpike Commission Revenue	0.710%	12/1/16	1,310	1,310
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	13,879
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,226
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,658
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	15,037
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	9,046
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	4,051
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,449
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	19,142
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	17,312
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	20,868
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	14,232
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	3,143
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,757
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,666
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,845
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,780
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	26,672

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,502
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	20,158
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	35,750	40,357
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	26,800
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,452
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	25,112
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	5,775
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.220%	12/7/12	9,000	9,000
Pennsylvania Turnpike Commission Revenue
VRDO	0.170%	12/7/12	980	980
PhiladelphiaPA Airport Parking Authority Revenue	5.000%	9/1/13	3,260	3,357
PhiladelphiaPA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,049
PhiladelphiaPA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,733
PhiladelphiaPA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,825
PhiladelphiaPA Airport Revenue	5.000%	6/15/17	1,000	1,150
PhiladelphiaPA Airport Revenue	5.000%	6/15/19	3,120	3,745
PhiladelphiaPA Airport Revenue	5.000%	6/15/20	4,670	5,687
PhiladelphiaPA Airport Revenue	5.000%	6/15/23	3,000	3,551
PhiladelphiaPA Airport Revenue	5.000%	6/15/24	5,000	5,870
PhiladelphiaPA Airport Revenue	5.000%	6/15/25	8,505	9,937
PhiladelphiaPA Gas Works Revenue	5.375%	7/1/15 (4)	3,000	3,289
PhiladelphiaPA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	14,921
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/16	3,000	3,329
PhiladelphiaPA Gas Works Revenue	5.250%	8/1/17	2,000	2,282
PhiladelphiaPA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,507
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,171
PhiladelphiaPA Gas Works Revenue VRDO	0.160%	12/7/12 LOC	10,660	10,660
PhiladelphiaPA GO	5.000%	12/15/17 (4)	5,555	6,488
PhiladelphiaPA GO	5.000%	8/1/18 (14)	6,170	6,751
PhiladelphiaPA GO	5.000%	8/1/19 (14)	7,735	8,445
PhiladelphiaPA GO	5.000%	8/1/20 (14)	8,005	8,677
PhiladelphiaPA GO	5.000%	8/1/21 (14)	6,235	6,730
PhiladelphiaPA GO	5.875%	8/1/31	800	880
PhiladelphiaPA GO	6.000%	8/1/36	7,430	8,958
PhiladelphiaPA GO	7.125%	7/15/38 (12)	3,500	4,145
PhiladelphiaPA GO	6.500%	8/1/41	3,785	4,725
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	23,174
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,848
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.180%	12/3/12	13,000	13,000
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.180%	12/3/12	3,540	3,540
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.180%	12/3/12	1,400	1,400
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.180%	12/3/12	31,800	31,800

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,322
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	2,250	2,484
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	5,487
PhiladelphiaPA Industrial Development
Authority Lease Revenue VRDO	0.150%	12/7/12 LOC	4,200	4,200
PhiladelphiaPA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,848
PhiladelphiaPA Municipal Authority Revenue	6.500%	4/1/39	9,500	11,171
PhiladelphiaPA School District GO	5.000%	9/1/18	2,845	3,368
PhiladelphiaPA School District GO	5.000%	9/1/19	2,120	2,552
PhiladelphiaPA School District GO	5.250%	9/1/22	7,500	8,937
PhiladelphiaPA School District GO	5.250%	9/1/23	7,500	8,930
PhiladelphiaPA School District GO	5.000%	6/1/26 (14)	5,000	6,289
PhiladelphiaPA School District GO	6.000%	9/1/38	20,000	23,764
PhiladelphiaPA School District GO VRDO	0.160%	12/7/12 LOC	1,000	1,000
PhiladelphiaPA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,412
PhiladelphiaPA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,137
PhiladelphiaPA Water & Waste Water Revenue	5.000%	11/1/28	5,000	6,097
PhiladelphiaPA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,729
PhiladelphiaPA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	8,077
PhiladelphiaPA Water & Waste Water Revenue	5.000%	1/1/36	10,500	12,120
PhiladelphiaPA Water & Waste Water Revenue	5.250%	1/1/36	9,975	11,304
PhiladelphiaPA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	8,025
PhiladelphiaPA Water & Waste Water Revenue	5.000%	1/1/41	3,000	3,451
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/22 (4)	1,470	1,736
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/26 (4)	3,030	3,627
Pittsburgh PA GO	5.500%	9/1/14 (2)	4,430	4,608
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,893
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,637
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,527
Pittsburgh PA School District GO	5.000%	9/1/23	1,630	2,016
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,225
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	6,595	7,098
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	5,951
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	20,000	9,903
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,351
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	938
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,822
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,152
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,149
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,452
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	3,093
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,639
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,649
Shamokin-CoalTownship PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,875

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	7,099
Snyder County PA Higher Education Authority
University Revenue
(Susquehanna University Project)	5.000%	1/1/30 (12)	5,000	5,473
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	8,176
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	5,530	5,885
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	23,733
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,150
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,846
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	16,579
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,600
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/19 (4)	950	1,146
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/21 (4)	1,050	1,293
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,337
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/22	1,250	1,518
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/24	2,000	2,386
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/31	2,110	2,449
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/32	1,750	2,018
State Public School Building Authority
Pennsylvania School Revenue
(Philadelphia School District Project)	5.250%	6/1/13 (Prere.)	9,280	9,513
4 Swarthmore Borough Authority
PA College Revenue	5.000%	9/15/30	16,000	18,278
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,245	2,687
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,385
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,647
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,792

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	17,135
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	12,253
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,070
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,716
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,412
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,609
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	8,350
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	655	785
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,415	6,199
Westmoreland County PA Industrial Development
Authority Revenue (Excela Health Project)	5.125%	7/1/30	1,300	1,426
Westmoreland County PA Municipal
Authority Revenue	5.250%	8/15/15 (Prere.)	3,490	3,942
Westmoreland County PA Municipal
Authority Revenue	6.125%	7/1/17 (ETM)	5,865	6,687
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,863
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,689
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,823
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,154
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,674
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,332
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	3,126
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,215
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,496
York County PA GO	5.000%	6/1/33 (14)	6,000	6,689
York County PA Solid Waste & Refuse
Authority Revenue	5.500%	12/1/13 (14)	6,750	7,085
York County PA Solid Waste & Refuse
Authority Revenue	5.500%	12/1/14 (14)	4,050	4,433
				3,266,674
Puerto Rico (1.3%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	6,137
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,710
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/19 (ETM)	13,120	17,034

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/19 (14)	2,880	3,299
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/30 (3)	14,905	5,756
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/31 (3)	15,695	5,652
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	14
				43,602
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,868
Total Tax-Exempt Municipal Bonds (Cost $3,028,896)				3,312,144
Other Assets and Liabilities (0.3%)
Other Assets				51,023
Liabilities				(42,166)
				8,857
Net Assets (100%)				3,321,001

At November 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	3,045,484
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(7,721)
Unrealized Appreciation (Depreciation)
Investment Securities	283,248
Futures Contracts	(10)
Net Assets	3,321,001

Investor Shares—Net Assets
Applicable to 41,082,932 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	490,190
Net Asset Value Per Share—Investor Shares	$11.93

Admiral Shares—Net Assets
Applicable to 237,250,762 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,830,811
Net Asset Value Per Share—Admiral Shares	$11.93

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $10,725,000, representing 0.3% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2012.
3 Adjustable-rate security.
4 Securities with a value of $347,000 have been segregated as initial margin for open future contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2012
($000)
Investment Income
Income
Interest	120,191
Total Income	120,191
Expenses
The Vanguard Group—Note B
Investment Advisory Services	170
Management and Administrative—Investor Shares	800
Management and Administrative—Admiral Shares	2,494
Marketing and Distribution—Investor Shares	136
Marketing and Distribution—Admiral Shares	480
Custodian Fees	38
Auditing Fees	29
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	3
Total Expenses	4,164
Net Investment Income	116,027
Realized Net Gain (Loss)
Investment Securities Sold	14,321
Futures Contracts	22
Realized Net Gain (Loss)	14,343
Change in Unrealized Appreciation (Depreciation)
Investment Securities	183,159
Futures Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	183,149
Net Increase (Decrease) in Net Assets Resulting from Operations	313,519

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,027	116,071
Realized Net Gain (Loss)	14,343	(4,285)
Change in Unrealized Appreciation (Depreciation)	183,149	54,300
Net Increase (Decrease) in Net Assets Resulting from Operations	313,519	166,086
Distributions
Net Investment Income
Investor Shares	(17,739)	(18,677)
Admiral Shares	(98,288)	(97,394)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(116,027)	(116,071)
Capital Share Transactions
Investor Shares	(9,984)	(75,104)
Admiral Shares	198,675	(44,731)
Net Increase (Decrease) from Capital Share Transactions	188,691	(119,835)
Total Increase (Decrease)	386,183	(69,820)
Net Assets
Beginning of Period	2,934,818	3,004,638
End of Period	3,321,001	2,934,818

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.20	$10.99	$10.97	$10.19	$11.18
Investment Operations
Net Investment Income	.421	.438	.446	.456	.483
Net Realized and Unrealized Gain (Loss)
on Investments	.730	.210	.020	.780	(.968)
Total from Investment Operations	1.151	.648	.466	1.236	(.485)
Distributions
Dividends from Net Investment Income	(.421)	(.438)	(.446)	(.456)	(.483)
Distributions from Realized Capital Gains	—	—	—	—	(.022)
Total Distributions	(.421)	(.438)	(.446)	(.456)	(.505)
Net Asset Value, End of Period	$11.93	$11.20	$10.99	$10.97	$10.19

Total Return[1]	10.43%	6.07%	4.28%	12.32%	-4.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$490	$470	$537	$657	$593
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.62%	4.00%	4.01%	4.26%	4.46%
Portfolio Turnover Rate	17%	9%	18%	14%	24%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.20	$10.99	$10.97	$10.19	$11.18
Investment Operations
Net Investment Income	.430	.447	.455	.464	.491
Net Realized and Unrealized Gain (Loss)
on Investments	.730	.210	.020	.780	(.968)
Total from Investment Operations	1.160	.657	.475	1.244	(.477)
Distributions
Dividends from Net Investment Income	(.430)	(.447)	(.455)	(.464)	(.491)
Distributions from Realized Capital Gains	—	—	—	—	(.022)
Total Distributions	(.430)	(.447)	(.455)	(.464)	(.513)
Net Asset Value, End of Period	$11.93	$11.20	$10.99	$10.97	$10.19

Total Return[1]	10.52%	6.15%	4.36%	12.41%	-4.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,831	$2,465	$2,467	$2,167	$1,815
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.70%	4.08%	4.09%	4.34%	4.53%
Portfolio Turnover Rate	17%	9%	18%	14%	24%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2012, the fund had contributed capital of $452,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,312,144	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	(10)	3,312,144	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	(194)	(25,926)	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Pennsylvania Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, the fund used capital loss carryforwards of $12,692,000 to offset taxable capital gains realized during the year ended November 30, 2012. At November 30, 2012, the fund had available capital losses totaling $1,574,000 to offset future net capital gains of $729,000 through November 30, 2016, and $845,000 through November 30, 2019.

The fund had realized losses totaling $6,157,000 through November 30, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2012, the cost of investment securities for tax purposes was $3,035,053,000. Net unrealized appreciation of investment securities for tax purposes was $277,091,000, consisting of unrealized gains of $279,214,000 on securities that had risen in value since their purchase and $2,123,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2012, the fund purchased $679,119,000 of investment securities and sold $489,615,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	127,986	11,036	103,853	9,489
Issued in Lieu of Cash Distributions	12,539	1,078	13,556	1,239
Redeemed	(150,509)	(12,973)	(192,513)	(17,693)
Net Increase (Decrease)—Investor Shares	(9,984)	(859)	(75,104)	(6,965)
Admiral Shares
Issued	366,206	31,551	297,109	27,190
Issued in Lieu of Cash Distributions	64,181	5,513	63,345	5,791
Redeemed	(231,712)	(19,967)	(405,185)	(37,424)
Net Increase (Decrease)—Admiral Shares	198,675	17,097	(44,731)	(4,443)

H. In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Pennsylvania Tax-Free Funds and the Shareholders of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting separate portfolios of Vanguard Pennsylvania Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 14, 2013

Special 2012 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2012, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2012	11/30/2012	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.12	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,044.24	$1.02
Admiral Shares	1,000.00	1,044.66	0.62
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.27	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001. [2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q770 012013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2012: $52,000
Fiscal Year Ended November 30, 2011: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2012: $4,809,780
Fiscal Year Ended November 30, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2012: $1,812,565
Fiscal Year Ended November 30, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2012: $490,518
Fiscal Year Ended November 30, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2012: $16,000
Fiscal Year Ended November 30, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2012: $506,518
Fiscal Year Ended November 30, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.